Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2018
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Provisions and Other Non-Current Liabilities

Note 23: Provisions and Other Non-Current Liabilities

	December 31,
	2018	2017
Net defined benefit plan obligations (see note 27)	708	984
Deferred compensation and employee incentives	128	159
Provisions	128	124
Uncertain tax positions	223	337
Other non-current liabilities	81	136
Total provisions and other non-current liabilities	1,268	1,740

The following table presents the movement in provisions for the years ended December 31, 2018 and 2017:

	Employee-Related	Restructuring	Facilities-Related	Other	Total
Balance at December 31, 2016	198	-	69	146	413
Charges	58	-	49	-	107
Utilization	(200)	-	(21)	(18)	(239)
Translation and other, net	4	-	3	2	9
Balance at December 31, 2017	60	-	100	130	290
Less: short-term provisions	60	-	23	83	166
Long-term provisions	-	-	77	47	124

Balance at December 31, 2017	60	-	100	130	290
Charges	15	127	8	117	267
Utilization	(68)	(33)	(19)	(24)	(144)
Disposals of businesses	(4)		(58)	(8)	(70)
Translation and other, net	(3)	-	(3)	(6)	(12)
Balance at December 31, 2018	-	94	28	209	331
Less: short-term provisions	-	94	3	106	203
Long-term provisions	-	-	25	103	128

Employee-related

The employee-related provisions consisted of severance.

Restructuring

The Company incurred $127 million of severance costs associated with reductions in workforce to de-layer the organization and reposition the Company following the separation of the Financial & Risk business from the rest of the Company.

Facilities-related

Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next three years.

Other

Other includes various items arising in the normal course of business such as disposal related reserves, legal provisions and reserves for health care.